Intangible Assets (Tables)	12 Months Ended
Feb. 28, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

2018
	Cost	Amortization	Net
Brand Licence and Patent	$—	$—	$—

2017
	Cost	Amortization	Net
Brand Licence and Patent	$331,037	$33,848	$297,189